Nuclear insurance	12 Months Ended
Dec. 31, 2022
Nuclear insurance:
Nuclear insurance

10. Nuclear insurance:

The Price-Anderson Act limits public liability claims that could arise from a single nuclear incident to $13.7 billion. This amount is covered by private insurance and a mandatory program of deferred premiums that could be assessed against all owners of nuclear power reactors. Such private insurance provided by American Nuclear Insurers (ANI), is carried by Georgia Power for the benefit of all the co-owners of Plants Hatch and Vogtle. Agreements of indemnity have been entered into by and between each of the co-owners and the NRC. In the event of a nuclear incident involving any commercial nuclear facility in the country involving total public liability in excess of $450 million, a licensee of a nuclear power plant could be assessed a deferred premium of up to $138 million per incident for each licensed reactor operated by it, but not more than $20 million per reactor per incident to be paid in a calendar year. On the basis of our ownership interest in five nuclear reactors, we could be assessed a maximum of $206 million per incident, but not more than $31 million in any one year. Both the maximum assessment per reactor and the maximum yearly assessment are adjusted for inflation at least every 5 years, and exclude any applicable state premium taxes. The next scheduled adjustment is due no later than November 1, 2023.

Georgia Power, on behalf of all the co-owners of Plants Hatch and Vogtle, is a member of Nuclear Electric Insurance, Ltd. (NEIL), a mutual insurer established to provide property damage insurance coverage in an amount up to $1.5 billion for members’ operating nuclear generating facilities. Additionally, there is coverage through NEIL for decontamination, excess property insurance, and premature decommissioning coverage up to $1.25 billion for nuclear losses and policies providing coverage up to $750 million for non-nuclear losses in excess of the $1.5 billion primary coverage.

NEIL also covers the additional costs that could be incurred in obtaining replacement power during a prolonged accidental outage at a member’s nuclear plant. Members can purchase this coverage, subject to a deductible waiting period of up to 26 weeks, with a maximum per occurrence per unit limit of $490 million. After the deductible period, weekly indemnity payments would be received until either the unit is operational or until the limit is exhausted. In December 2022, we became members of NEIL which will allow us to participate in this coverage in 2023.

Georgia Power, on behalf of all the co-owners has purchased a builders’ risk property insurance policy from NEIL for Vogtle Units No. 3 and No. 4. This policy provides $2.75 billion in limits for accidental property damage occurring during construction.

Under each of the NEIL policies, members are subject to retroactive assessments in proportion to their premiums, if losses each year exceed the accumulated reserve funds available to the insurer. The portion of the current maximum annual assessment for Georgia Power that would be payable by Oglethorpe based on ownership share, is limited to approximately $41 million.

Claims resulting from terrorist acts and cyber events are covered under both the ANI and NEIL policies (subject to normal policy limits). The maximum aggregate that NEIL will pay for all claims resulting from terrorist acts in any 12-month period is $3.2 billion plus such additional amounts NEIL can recover through reinsurance, indemnity, or other sources. The maximum aggregate that NEIL will pay for all claims resulting from cyber acts and cyber events in any 12-month period is $3.2 billion each, plus such additional amounts NEIL can recover through reinsurance, indemnity, or other sources.

For all on-site property damage insurance policies for commercial nuclear power plants, the NRC requires that the proceeds of such policies shall be dedicated first for the sole purpose of placing the reactor in a safe and stable condition after an accident. Any remaining proceeds are next to be applied toward the costs of decontamination and debris removal operations ordered by the NRC, and any further remaining proceeds are to be paid either to Georgia Power, for the benefit of all the co-owners, or to bond trustees as may be appropriate under the policies and applicable trust indentures.

All retrospective assessments, whether generated for liability or property, may be subject to applicable state premium taxes. In the event of a loss, the amount of insurance available may not be adequate to cover property damage and other incurred expenses. Uninsured losses and other expenses could have a material adverse effect on our financial condition and results of operations.